Note 21 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,334,548	$ 3,745,835
Total long-lived assets	2,230,323	1,627,093
UNITED STATES
Revenues	3,771,219	3,279,533
Total long-lived assets	1,827,117	1,290,619
CANADA
Revenues	563,329	466,302
Total long-lived assets	$ 403,206	$ 336,474